Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	2019 $	2018 $
Trade payables	24,804	57,604
GST payable	1,479	1,079
Accrued liabilities	19,239	21,987
	45,522	80,670